Stock-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2011
Stock-Based Compensation [Abstract]
Stock Options Activity
Canadian Dollar Options
	Number (000s)	Weighted Average Exercise Price (C$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (C$ thousands)
Outstanding as of October 31, 2009	3,482	$19.95	3.5	$-
Granted	1,174	9.66
Exercised	-	-
Cancelled or forfeited	(996)	20.63
Expired	(129)	14.49
Outstanding as of October 31, 2010	3,531	$16.53	3.9	$2,067
Granted	809	10.32
Exercised	-	-
Cancelled or forfeited	(1,801)	19.80
Expired	(116)	21.74
Outstanding as of October 31, 2011	2,423	$11.78	5.3	$-
Vested and expected to vest as at October 31, 2010(a)	3,386	$16.82	4.1	$1,813
Vested and expected to vest as at October 31, 2011(a)	2,182	$11.98	5.2	$-
Exercisable as at October 31, 2010	2,356	$19.95	2.5	$-
Exercisable as at October 31, 2011	440	$20.11	1.9	$-
(a)   The expected to vest amount represents the unvested options as at October 31, 2011 and 2010, respectively, less estimated forfeitures.

United States Dollar Options
	Number (000s)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$ thousands)
Outstanding as of October 31, 2009	1,155	$15.49	5.7	$-
Granted	-	-
Exercised or released	(43)	6.14
Cancelled or forfeited	(310)	15.77
Outstanding as of October 31, 2010	802	$15.88	4.6	$15
Granted	-	-
Exercised or released	-	-
Cancelled or forfeited	(645)	15.91
Outstanding as of October 31, 2011	157	$15.72	3.6	$8
Vested and expected to vest as at October 31, 2010	802	$15.88	2.6	$15
Vested and expected to vest as at October 31, 2011	157	$15.72	3.6	$8
Exercisable as at October 31, 2010	802	$15.88	4.6	$15
Exercisable as at October 31, 2011	157	$15.72	3.6	$8

Options outstanding
Canadian dollar options outstanding as of October 31, 2011 comprise the following:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (C$)	Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (C$)	Number (000s)	Weighted Average Exercise Price (C$)
$09.65 - $10.19	5.71	1,181	$9.66	-	$-
$10.20 - $18.81	6.30	876	10.98	74	17.95
$18.82 - $20.10	1.14	180	19.50	180	19.50
$20.11 - $21.74	1.74	75	21.26	75	21.26
$21.75 - $22.50	2.59	111	21.77	111	21.77
	5.32	2,423	$11.78	440	$20.11

United States dollar options outstanding as of October 31, 2011 comprise the following:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (US$)	Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (US$)	Number (000s)	Weighted Average Exercise Price (US$)
$6.13 - $6.15	4.13	3	$6.15	3	$6.15
$14.35 - $17.74	3.54	154	15.91	154	15.91
	3.55	157	$15.72	157	$15.72

Assumptions used to estimate the fair value of options granted
The Company utilizes the Black-Scholes option valuation model to estimate the fair value of the options granted based on the following assumptions:

	2011	2010	2009
Risk-free interest rate	1.94%	2.1%	1.7%
Expected dividend yield	3.75%	0.0%	0.0%
Expected volatility	0.304	0.365	0.311
Expected time until exercise (years)	3.64	3.64	4.20

Summary of intrinsic value of options exercised and the fair value of shares vested
The following table summarizes the intrinsic value of options exercised and the fair values of shares vested:

		2011		2010		2009
Aggregate intrinsic value of options exercised	C$	-	C$	-	C$	-
	US$	-	US$	62	US$	-
Aggregate grant-date fair value of shares vested	C$	-	C$	5,920	C$	3,657
	US$	-	US$	4,518	US$	1,566

Liability and expense related to MTIP Plans
The table below shows the liability and expense related to the MTIP plans of the Company. There has not been MTIP since fiscal year 2009.

Liability(a)	As of October 31
	2011	2010
2006 Plan	$508	$930
2007 Plan	-	-
2008 Plan	-	-
2009 Plan	-	-
Total	$508	$930

(Income) Expense(b)	Years ended October 31
	2011	2010	2009
2006 Plan	$(197)	$(28)	$-
2007 Plan	-	-	-
2008 Plan	-	3,988	(2,256)
2009 Plan	-	6,101	-
Total	$(197)	$10,061	$(2,256)
(a) The MTIP liability is included in the employee-related accruals in accrued liabilities in the consolidated statements of financial position (Note 11).

(b) The MTIP (income) expense for the year ended October 31, 2011 is $(0.2) million (2010 ― $10.1 million; 2009 - $(2.3) million), of which $(0.2) million (2010 ― $nil; 2009 -$(1.1) million) is included in selling, general and administration expenses and $nil (2010 ― $5.6 million; 2009 - $nil) is included in restructuring charges (Note 18) in “Income (loss) from continuing operations”, and $nil (2010 ― $4.5 million; 2009 - $(1.2) million) is included in “Loss from discontinued operations, net of income taxes”.